Intrepid Capital Management Funds Trust
c/o U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
 Milwaukee, Wisconsin 53202
December 17, 2018
VIA EDGAR TRANSMISSION
Ms. Samantha Brutlag and Mr. Tony Burak
U.S. Securities and Exchange Commission
100 F Street N.E.
 Washington, DC 20549
Re:	Intrepid Capital Management Funds Trust (the “Trust”) File No.: 333-118634
Investment Company Act Registration No.: 811-21625
Regarding the merger of the Intrepid Select Fund (the “Acquired Fund”) into the Intrepid Disciplined Value Fund (the “Acquiring Fund”)
Dear Ms. Brutlag and Mr. Burak:
This correspondence is being filed in response to your December 10, 2018 oral comments provided to Alyssa Bernard regarding the Trust’s Registration Statement filed on Form N-14 on November 20, 2018 (the “N-14”). The N-14 was filed pursuant to Rule 145 under the Securities Act of 1933 for the purpose of combining one series of the Trust into another series of the Trust. Specifically, the Trust is proposing to reorganize the Intrepid Select Fund into the Intrepid Disciplined Value Fund (the “Reorganization”). The Trust is filing Pre-Effective Amendment No. 1 on Form N‑14 under Rule 145 to (1) reflect the revisions discussed herein in response to your comments; (2) make certain non-material changes as appropriate; and (3) file any outstanding exhibits to the Registration Statement.
For your convenience, in reviewing the Trust’s responses, your comments are included in bold typeface immediately followed by the Trust’s responses.
Comments received from Ms. Brutlag
1.	Please supplementally explain to the Staff the basis of the Fund’s determination that the shareholders of the Acquired Fund are not required to vote on the Reorganization.
The Trust responds by confirming that the Reorganization is not subject to a vote of the shareholders of the Acquired Fund because the Funds satisfy each of the provisions of Rule 17a-8(a)(3) under the Investment Company Act of 1940, as amended, for effectuating a reorganization transaction between affiliated investment companies without the need for a shareholder vote. Specifically, the Trust notes that: (i) each of the fundamental investment policies of the Acquired Fund and the Acquiring Fund are the same, with the exception of each Fund’s diversification status, and the Acquired Fund could adopt the fundamental policy of diversification (i.e., move from a non-diversified portfolio to a diversified portfolio) without shareholder approval; (ii) with the exception of the parties to each advisory contract, the advisory contract between the Acquired Fund and the investment adviser and the advisory contract between the Acquiring Fund and the investment adviser are not materially different, the management fee payable by each of the Acquired Fund and the Acquiring Fund is the same, and the total operating expense ratio of the Acquiring Fund is lower than that of the Acquired Fund; (iii) the Independent Trustees who currently oversee the Acquired Fund will continue to comprise a majority of the Independent Trustees overseeing the Acquiring Fund; and (iv) the level of Rule 12b-1 fees that may be paid by the Acquired Fund and the Acquiring Fund are the same, thus satisfying each respective condition of Rule 17a-8(a)(3).
In addition, the Trust’s Agreement and Declaration of Trust specifically permits a reorganization of a series of the Trust without a shareholder vote, provided that applicable notice is given to shareholders of the acquired series. The Trust responds by confirming that the requisite notice will be provided to shareholders of the Acquired Fund.
2.
In the Summary Section, please provide an introductory paragraph that addresses the differences between the Acquired Fund and the Acquiring Fund, specifically addressing a comparison of each Fund’s Principal Investment Strategies and each Fund’s fees and expenses.

The Trust responds by making the requested revisions.
3.
Pages 6-7 provide a comparison of principal risks of investing in the Funds. Please consider reorganizing the principal risks in chart form or categorizing each risk using the following headings: Principal Risks of Investing in the Acquired Fund and the Acquiring Fund, Principal Risks of Investing in the Acquired Fund, and Principal Risks of Investing in the Acquiring Fund. Additionally or alternatively, please consider explaining the differences in the principal risks of investing in each Fund in an introductory paragraph to the “Comparison of Principal Risks of Investing in the Funds” section.

The Trust responds by making the requested revisions.
Comments received from Mr. Burak
1.	Please correct the File Number on page (ii) of the Information Statement/Prospectus, pages B-1 and B-2 of the Statement of Additional Information, and page C-1 of Part C.
The Trust responds by including the correct File Number on page (ii) of the Information Statement/Prospectus, pages B-1 and B-2 of the Statement of Additional Information, and page C-1 of Part C.
2.	In the Funds’ Fees and Expenses table, please include the expiration date of the expense limitation agreement for the Intrepid Select Fund.
The Trust responds by making the requested revision.
3.	In the Capitalization Table on page 16 of the Information Statement/Prospectus and page B-4 of the Statement of Additional Information, please make the following revisions:

a.
In the Adjustments row of the Capitalization Table, show as a negative adjustment in the “Net Assets” column the amount of adjustments made for the combined Fund due to the Funds paying a portion of the Reorganization expenses.

The Trust responds by supplementally stating that the Funds are operating above their respective expense caps and the Reorganization expenses will be included in the Acquiring Fund’s expense cap following the Reorganization. As a result, there will not be an adjustment in the “Net Assets” column.
a.	Include an explanation of the Adjustments in Net Assets and Adjustments in Shares Outstanding as footnotes to the Capitalization Table.
The Trust responds by adding a footnote explaining the Adjustments in Shares Outstanding. The Trust also responds by supplementally stating that there will not be a footnote explaining the Adjustments in Net Assets because there has not been an adjustment made.
4.	In the description of “Reorganization Costs” on page B-6 of the Statement of Additional Information, include the total cost of the Reorganization.
  The Trust responds by making the requested revision.

If you have any questions regarding the above responses, please do not hesitate to contact Alyssa Bernard of U.S. Bank Global Fund Services, the Trust’s Administrator, at (414) 765-6316.

Sincerely,

/s/ Mark F. Travis

Mark F. Travis
President, Intrepid Capital Management Funds Trust

Enclosures